Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of quantitative information about right-of-use assets

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2023	9,311	134	9,445
Additions	4,818	—	4,818
Exchange difference	104	—	104
March 31, 2023	14,233	134	14,367

Accumulated depreciation
January 1, 2023	(2,642)	(83)	(2,725)
Depreciation charge	(385)	(8)	(393)
Exchange difference	(25)	—	(25)
March 31, 2023	(3,052)	(91)	(3,143)

Net book amount as of March 31, 2023	11,181	43	11,224

Cost
January 1, 2022	9,005	134	9,139
Exchange difference	(145)	—	(145)
March 31, 2022	8,860	134	8,994

Accumulated depreciation
January 1, 2022	(1,925)	(50)	(1,975)
Depreciation charge	(299)	(8)	(307)
Exchange difference	14	—	14
March 31, 2022	(2,210)	(58)	(2,268)

Net book amount as of March 31, 2022	6,650	76	6,726

On January 30, 2023, the Company expanded the square footage of its existing lease related to its U.K. office. The lease commenced on January 30, 2023 and expires on January 27, 2031, and includes an option to terminate early on January 26, 2026. The Company is reasonably certain it will not terminate the lease early and therefore will account for the lease using an eight-year lease term. Total rent payments including service charges through January 27, 2031 are USD 7.6 million.

Schedule of quantitative information about lease liabilities

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2023	7,607	54	7,661
Additions	4,818	—	4,818
Cash outflow (including interest)	(313)	(9)	(322)
Interest	126	—	126
Exchange difference	109	10	119
March 31, 2023	12,347	55	12,402

January 1, 2022	7,898	125	8,023
Cash outflow (including interest)	(301)	(9)	(310)
Interest	51	1	52
Exchange difference	(134)	(36)	(170)
March 31, 2022	7,514	81	7,595

March 31, 2023
Lease liabilities (short-term)	1,411	36	1,447
Lease liabilities (long-term)	10,936	19	10,955
Total lease liabilities	12,347	55	12,402

March 31, 2022
Lease liabilities (short-term)	946	35	981
Lease liabilities (long-term)	6,568	46	6,614
Total lease liabilities	7,514	81	7,595